UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2004

Item 1. Reports to Stockholders

Fidelity®

Real Estate High Income

Fund

Annual Report

November 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on the fund, including charges and expenses, call Jeff Gandel at 617-563-6414 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $100,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2004	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Real Estate High Income	18.26%	14.87%	14.66%

A From January 5, 1995.

$100,000 Over Life of Fund

Let's say hypothetically that $100,000 was invested in Fidelity® Real Estate High Income Fund on January 5, 1995, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch® US High Yield Master Cash Pay Only Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Stephen Rosen, Portfolio Manager of Fidelity® Real Estate High Income Fund

Despite surging oil prices, a struggling job market and four interest rate hikes in a five-month span, high-yield securities - both those with ties to the real estate market and otherwise - generally performed well through the 12-month period ending November 30, 2004. The U.S. economy continued to expand at a moderate rate and even accelerated a bit in the third quarter, aiding the prospects for corporate earnings. Meanwhile, credit quality remained high and defaults low, a scenario that enticed increasing numbers of investors to venture into the high-yield arena. Property fundamentals generally stabilized, with firming employment spurring higher demand for commercial real estate, where the fund's exposure tends to be greatest. Reflecting the favorable fundamental backdrop, the Merrill Lynch® U.S. High Yield Master Cash Pay Only Index returned 11.67% for the 12-month period, while equities fared about as well, as measured by the 12.86% return of the Standard & Poor's 500SM Index - slightly above its historical average.

For the 12 months ending November 30, 2004, the fund returned 18.26%, well ahead of the Merrill Lynch U.S. High Yield Master Cash Pay Only Index. The fund also outperformed the LipperSM High Current Yield Funds Average, which returned 10.96%. Healthy demand for the fund's largest asset class - commercial mortgage-backed securities (CMBS) - helped to narrow yield spreads and drive prices higher. The fund's holdings in JPMC 1999-C7, a CMBS, performed well, as certain defaults that some investors anticipated never materialized, and the market then rewarded the bonds. Also performing well were our holdings in JPMC 1997-C5 F, another CMBS. Our research indicated a potential mispricing due to what we saw as failures by the rating agency and the market to appreciate the quality of the underlying collateral and the credit enhancement level of the bond. Our analysis paid off, as the spread on the bond subsequently tightened. Conversely, the fund's holdings in CSFB 2000-FL1 underperformed, as it included a large, poorly performing loan secured by a Silicon Valley office building. Likewise, our holdings in MSC 1997-RR G1 suffered from loan defaults that eroded its credit enhancement. Both detractors were CMBS.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2004 to November 30, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Expenses Paid During Period* June 1, 2004 to November 30, 2004
Actual	$ 1,000.00	$ 1,113.40	$ 4.33
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.85	$ 4.15

* Expenses are equal to the Fund's annualized expense ratio of .82%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of November 30, 2004*	As of May 31, 2004**
AAA,AA,A 4.2%	AAA,AA,A 3.6%
BBB 8.1%	BBB 6.9%
BB 37.3%	BB 41.8%
B 11.1%	B 9.9%
CCC,CC,C 0.4%	CCC,CC,C 0.2%
Not Rated 27.0%	Not Rated 30.8%
Equities 6.2%	Equities 5.9%
Short-Term Investments and Net Other Assets 5.7%	Short-Term Investments and Net Other Assets 0.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of November 30, 2004*		As of May 31, 2004**
	CMOs and Other Mortgage Related Securities 75.4%		CMOs and Other Mortgage Related Securities 86.1%
	Asset-Backed Securities 7.9%		Asset-Backed Securities 4.0%
	Nonconvertible Bonds 1.9%		Nonconvertible Bonds 1.4%
	Convertible Bonds, Preferred Stocks 5.7%		Convertible Bonds, Preferred Stocks 5.9%
	Common Stocks 0.5%		Common Stocks 0.0%
	Other Investments 2.9%		Other Investments 1.7%
	Short-Term Investments and Net Other Assets 5.7%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	6.6%	** Foreign investments	6.2%

Annual Report

Investments November 30, 2004

Showing Percentage of Net Assets

Nonconvertible Bonds - 1.9%
	Principal Amount	Value (Note 1)
Diversified Financial Services - 0.3%
Thornburg Mortgage, Inc. 8% 5/15/13 (c)	$ 1,000,000	$ 1,065,000
Homebuilding/Real Estate - 0.6%
LNR Property Corp. 7.25% 10/15/13	500,000	547,500
The Rouse Co. 5.375% 11/26/13	2,100,000	1,980,642
		2,528,142
Hotels - 1.0%
La Quinta Properties, Inc. 8.875% 3/15/11	1,000,000	1,123,750
Times Square Hotel Trust 8.528% 8/1/26 (c)	2,671,970	2,992,607
		4,116,357
TOTAL NONCONVERTIBLE BONDS (Cost $7,307,791)		7,709,499
Asset-Backed Securities - 7.9%

ABSC NIMS Trust:
Series 2003-HE4 Class A, 7% 8/17/33 (c)	810,414	814,466
Series 2003-HE5 Class A, 7% 8/17/33 (c)	492,596	495,059
Series 2003-HE7 Class A, 7% 12/15/33 (c)	1,177,094	1,185,922
Series 2004-HE1 Class A, 7% 1/17/34	1,139,725	1,137,978
Ameriquest NIMS Trust/Ameriquest Asset Holdings Series 2004-RN4 Class A, 4.6% 7/25/34 (c)	1,272,285	1,267,770
Anthracite CDO I Ltd. Series 2002-CIBA Class E, 9.314% 5/24/37 (c)	1,500,000	1,616,250
Atherton Franchise Loan Funding LLP:
Series 1998-A Class E, 8.25% 5/15/20 (b)(c)	1,500,000	30,000
Series 1998-A Class F, 7.44% 11/15/14 (b)(c)	2,000,000	20,000
Cayman ABSC NIMS Trust Series 2004-HE2 Class A1, 6.75% 4/25/34 (c)	700,283	703,084
Countrywide Home Loans Series 2004-11N Class N, 5.25% 4/25/36 (c)	653,519	653,169
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (c)	2,500,000	2,667,090
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (c)	4,100,000	4,389,402
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (c)	1,330,000	1,384,140

	Principal Amount	Value (Note 1)
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (c)	$ 2,200,000	$ 1,320,000
Series 2004-1A Class H1, 6% 1/28/40 (c)(e)	2,150,000	2,150,000
CS First Boston Mortgage Securities Corp. NIMS Trust 5.25% 4/27/34 (c)	1,013,685	1,013,685
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (c)	4,500,000	4,237,031
GS Mortgage Securities Corp.:
5.5% 11/25/32 (c)	132,971	132,785
6.1806% 5/25/34 (e)	1,305,000	1,216,460
Home Equity Asset Trust Series 2003-6 Class NIMS 22, 6.5% 3/27/34 (c)	197,001	197,001
Home Equity Asset Trust NIMS Trust:
Series 2003-2N Class A, 8% 9/27/33 (c)	32,374	32,455
Series 2003-3N Class A, 8% 9/27/33 (c)	18,392	18,392
Home Equity Residual Distributions Trust Series 2002-1 Class A, 12.25% 11/25/05 (c)	999,050	999,050
Morgan Stanley Dean Witter Capital I Trust Series 2001-NC2 Class B1, 4.1306% 1/25/32 (e)	231,348	230,528
OMI Trust Series 2002-B Class A4, 7.09% 6/15/32	1,100,000	1,001,861
Park Place NIMS Trust Series 2004-WCW1, 5.65% 9/25/34 (c)	889,006	889,006
Park Place Securities NIM Trust Series 2004-WHQN2 Class A, 4% 2/25/35 (c)	885,000	883,669
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IV, 6.84% 5/22/37 (c)	1,460,000	1,408,900
TOTAL ASSET-BACKED SECURITIES (Cost $32,056,260)		32,095,153
Collateralized Mortgage Obligations - 7.4%

Private Sponsor - 6.0%
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (c)(e)	883,332	724,608
Class B4, 6.61% 7/25/32 (c)(e)	1,767,626	1,006,995
Class B5, 6.61% 7/25/32 (c)(e)	1,208,402	197,309
Series 2002-R2 Class 2B4, 4.4777% 7/25/33 (c)(e)	141,012	60,547
Series 2002-R3:
Class B3, 5.75% 8/25/43 (c)	812,226	661,456
Class B4, 5.75% 8/25/43 (c)	461,228	249,640
Class B5, 5.75% 8/25/43 (c)	1,039,162	158,472
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Countrywide Home Loans, Inc.: - continued
Series 2003-40:
Class B3, 4.5% 10/25/18	$ 236,172	$ 208,053
Class B4, 4.5% 10/25/18	94,469	71,796
Class B5, 4.5% 10/25/18	321,239	99,584
Series 2003-R1:
Class 2B4, 4.4263% 2/25/43 (c)(e)	110,620	45,700
Class 2B5, 4.4263% 2/25/43 (c)(e)	523,952	71,516
Series 2003-R2 Class B3, 5.5% 5/25/43 (c)	770,208	569,232
Series 2003-R3 Class B3, 5.5% 11/25/33	731,605	568,137
Series 2004-R1:
Class 1B3, 5.5% 11/25/34 (e)	1,140,070	869,303
Class 1B4, 5.5% 11/25/34 (c)(e)	476,358	252,916
Class 1B5, 5.5% 11/25/34 (c)(e)	856,460	128,469
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7561% 9/25/19 (c)(e)	198,174	172,817
Credit-Based Asset Servicing and Securitization LLC Series 2004-AN Class A, 5% 9/27/36 (c)	771,028	765,586
CS First Boston Mortgage Securities Corp.:
Series 2002-26:
Class 4B3, 7% 10/25/17	354,261	344,310
Class 4B4, 7% 10/25/17 (c)	106,511	78,863
Class 4B5, 7% 10/25/17 (c)	185,313	103,633
Class 4B6, 7% 10/25/17 (c)	111,782	16,767
Series 2004-5:
Class CB5, 5.0638% 8/25/19 (c)(e)	192,179	137,958
Class CB6, 5.0638% 8/25/19 (c)(e)	128,123	38,437
GMAC Mortgage Loan Trust Series 2003-J4 Class B1, 4.75% 9/25/18 (c)	284,371	267,176
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (c)	635,314	669,264
Class B2, 7% 2/19/30 (c)	544,555	568,209
Class B4, 7% 2/19/30 (c)	135,443	41,120
Residential Accredit Loans, Inc. Series 2001-QS6:
Class B1, 6.5% 5/25/16 (c)	155,955	139,629
Class B2, 6.5% 5/25/16 (c)	78,013	59,957
Class B3, 6.5% 5/25/16 (c)	96,361	19,638
Residential Asset Securitization Trust Series 1999-A2 Class B4, 6.25% 3/25/14 (c)	172,000	170,469

	Principal Amount	Value (Note 1)
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2002-A:
Class B7, 7.7869% 10/10/34 (e)	$ 1,459,946	$ 1,487,186
Class B9, 14.2869% 10/10/34 (e)	2,409,397	2,499,749
Class B10, 18.2869% 10/10/34 (e)	1,505,691	1,562,154
Series 2003-B Class B9, 14.0369% 7/10/35 (c)(e)	1,710,500	1,778,759
Residential Funding Securities Corp. Series 2002-RM1 Class BI2, 5.5% 12/25/17 (c)	191,449	144,574
Resix Finance Ltd.:
floater:
Series 2003-D Class B9, 13.5869% 12/10/35 (c)(e)	492,435	519,146
Series 2004-A:
Class B7, 6.3369% 2/10/36 (c)(e)	495,395	495,392
Class B9, 11.0869% 2/10/36 (c)(e)	806,503	817,508
Series 2004-B:
Class B8, 6.8369% 2/10/36 (c)(e)	214,469	215,170
Class B9, 10.3369% 2/10/36 (c)(e)	700,997	706,130
Series 2004-C:
Class B7, 5.5869% 9/10/36 (c)(e)	2,095,377	2,095,377
Class B8, 6.3369% 9/10/36 (c)(e)	1,865,883	1,865,883
Class B9, 9.0869% 9/10/36 (c)(e)	698,459	698,459
TOTAL PRIVATE SPONSOR		24,423,053
U.S. Government Agency - 1.4%
Fannie Mae REMIC Trust Series 2001-W3 Subordinate REMIC Pass-Through Certificates:
Class B3, 7% 9/25/41	857,904	724,526
Class B4, 7% 9/25/41	469,827	278,666
Class B5, 7% 9/25/41	1,460,553	260,846
Fannie Mae REMIC Trust Series 2002-W1 Subordinate REMIC Pass-Through Certificates:
Class 3B3, 4.4724% 2/25/42 (c)(e)	175,437	117,159
Class 3B5, 4.4724% 2/25/42 (c)(e)	188,137	31,452
Class B4, 6% 2/25/42 (c)	1,221,694	673,459
Class B5, 6% 2/25/42 (c)	1,025,632	154,165
Fannie Mae REMIC Trust Series 2002-W6 Subordinate REMIC Pass-Through Certificate, 4.6959% 1/25/42 (c)(d)	139,607	65,571
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae REMIC Trust Series 2003-W1 Subordinate REMIC Pass-Through Certificates:
Class B3, 5.75% 12/25/42	$ 2,455,034	$ 1,875,800
Class B4, 5.75% 12/25/42	1,502,189	772,219
Class B5, 5.75% 12/25/42	2,766,044	408,424
Fannie Mae REMIC Trust Series 2003-W10 Subordinate REMIC Pass-Through Certificates:
Class 2B4, 4.376% 6/25/43 (e)	402,104	163,355
Class 2B5, 4.376% 6/25/43 (e)	461,853	71,262
TOTAL U.S. GOVERNMENT AGENCY		5,596,904
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,046,176)		30,019,957
Commercial Mortgage Securities - 68.0%

Artesia Mortgage CMBS, Inc. floater Series 1998-C1 Class F, 6.9067% 6/25/30 (c)(e)	4,513,000	4,815,512
Asset Securitization Corp.:
Series 1997-D4:
Class B1, 7.525% 4/14/29	2,000,000	2,263,924
Class B2, 7.525% 4/14/29	675,000	579,129
Series 1997-D5:
Class A8, 10.115% 2/14/43	2,959,558	3,404,119
Class PS1, 1.5227% 2/14/43 (e)(f)	24,729,032	1,399,698
Banc of America Commercial Mortgage, Inc.:
Series 2003-1 Class J, 4.9% 9/11/36 (c)	1,240,000	1,134,324
Series 2003-2:
Class BWD, 6.947% 10/11/37 (c)	525,595	515,505
Class BWE, 7.226% 10/11/37 (c)	709,065	695,195
Class BWF, 7.55% 10/11/37 (c)	626,506	613,951
Class BWG, 8.155% 10/11/37 (c)	606,522	588,932
Class BWH, 9.073% 10/11/37 (c)	316,101	311,699
Class BWJ, 9.99% 10/11/37 (c)	524,436	516,350
Class BWK, 10.676% 10/11/37 (c)	410,676	402,883
Class BWL, 10.1596% 10/11/37 (c)	691,954	626,427

	Principal Amount	Value (Note 1)
Bear Stearns Commercial Mortgage Securities, Inc.:
floater Series 2004-ESA Class K, 4.6% 5/14/16 (c)(e)	$ 4,000,000	$ 3,998,750
Series 1998-C1 Class F, 6% 6/16/30 (c)	600,000	621,648
Series 1999-C1 Class H, 5.64% 2/14/31 (c)	1,475,030	1,057,643
Beckman Coulter, Inc. sequential pay Series 2000-A Class A, 7.4975% 12/15/18 (c)	660,000	634,868
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 1.5111% 8/1/24 (c)(e)	269,207	244,978
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 2.5726% 10/25/22 (c)(e)	272,742	90,658
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class H, 9.8369% 12/12/13 (c)(e)	538,003	511,103
Series 1998-1:
Class F, 6.56% 5/18/30 (c)	5,000,000	5,363,041
Class H, 6.34% 5/18/30 (c)	2,000,000	1,698,750
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (c)	4,000,000	4,256,461
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (c)	7,175,000	7,638,012
Series 1999-C2:
Class G, 6% 11/17/32	4,575,000	4,756,293
Class H, 6% 11/17/32	4,372,000	4,379,066
Commercial Mortgage pass thru certificates:
Series 2000-C1 Class G, 6.85% 8/15/33 (c)	2,100,000	2,049,127
Series 2001-J1A:
Class F, 6.958% 2/14/34 (c)	1,480,000	1,427,195
Class G, 7.0654% 2/14/34 (c)(e)	1,200,000	1,032,664
CS First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (c)(e)	3,190,000	1,340,805
Series 1997-C1 Class F, 7.5% 6/20/29 (c)(e)	1,215,000	1,324,027
Series 1997-C2 Class F, 7.46% 1/17/35 (e)	1,400,000	1,484,164
Series 1998-C1 Class F, 6% 5/17/40 (c)	12,000,000	8,529,563
Series 1998-C2:
Class F, 6.75% 11/11/30 (c)	6,172,000	6,020,505
Class G, 6.75% 11/11/30 (c)	1,065,000	851,748
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.: - continued
Series 2000-FL1A:
Class F, 4.5097% 12/15/09 (c)(e)	$ 1,018,000	$ 509,000
Class G, 4.5097% 12/15/09 (c)(e)	1,391,267	139,127
Class H, 4.5097% 12/15/09 (c)(e)	1,414,342	141,434
Class J, 4.5097% 12/15/09 (c)(e)	1,003,070	40,123
Class K, 4.5097% 12/15/09 (c)(e)	1,456,864	29,137
Series 2001-CK6 Class NW, 6.08% 8/15/36	2,050,000	957,286
Series 2001-CP4 Class H, 6% 12/15/35 (c)	2,470,000	2,453,439
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (c)(e)	6,026,000	5,198,365
Series 2002-TFLA Class AX, 1.2568% 11/18/12 (c)(e)(f)	39,350,280	255,777
Series 2004-CBN1 Class A, 10.633% 8/15/08 (c)	2,186,000	2,195,177
Series 2004-HC1 Class E, 6.11% 12/15/21 (d)(e)	500,000	500,000
Series 2004-TFLA Class AX, 1.693% 2/15/14 (c)(e)(f)	41,355,521	990,465
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class F, 7.5% 6/15/31	3,600,000	3,918,378
DLJ Commercial Mortgage Corp.:
Series 1998-CF2 Class B3, 6.04% 11/12/31	5,785,000	5,784,119
Series 1998-CG1 Class B4, 7.1583% 6/10/31 (c)(e)	3,690,000	4,145,917
DLJ Mortgage Acceptance Corp. Series 1997-CF1 Class B3, 7.74% 5/15/30 (c)	813,726	24,412
EQI Financing Partnership I LP Series 1997-1 Class C, 7.58% 2/20/17 (c)	2,500,000	2,564,203
First Chicago/Lennar Trust I:
Series 1997-CHL1 Class E, 7.827% 4/29/39 (c)(e)	11,109,002	11,246,127
weighted average coupon Series 1997-CHL1 Class D, 7.827% 4/29/39 (c)(e)	5,773,001	6,081,496
First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (c)	3,700,000	3,956,041
Global Signal Trust Series 2004-1:
Class F, 8.08% 1/15/34 (c)(e)	780,000	809,981
Class G, 10% 1/15/34 (c)(e)	720,000	738,338
GMAC Commercial Mortgage Securities, Inc. Series 1999-C1 Class F, 6.02% 5/15/33 (c)	7,100,000	6,762,354

	Principal Amount	Value (Note 1)
Greenwich Capital Commercial Funding Corp. Series 2003-C2 Class J, 5.234% 11/5/13 (c)(e)	$ 1,000,000	$ 882,920
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 7.8431% 7/13/30 (c)(e)	1,700,000	1,681,854
Series 2004-GG2:
Class J, 5.067% 8/1/38 (c)(e)	420,000	366,619
Class K, 5.067% 8/1/38 (c)(e)	720,000	606,032
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2001-A:
Class G, 6% 10/15/32 (c)(e)	2,003,000	1,449,045
Class X, 1.7874% 10/15/32 (c)(e)(f)	29,056,041	1,421,023
J.P. Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29	7,810,000	8,573,155
Series 1999-C7:
Class F, 6% 10/15/35 (c)	2,415,000	2,482,862
Class G, 6% 10/15/35 (c)	13,273,000	11,108,174
Class H, 6% 10/15/35 (c)	1,991,000	1,341,536
Class NR, 6% 10/15/35 (c)	6,250,000	1,250,000
Series 2000-BAT1 Class P, 0% 10/15/32 (c)	10,500,000	4,410,000
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 6.9938% 4/25/21 (c)(e)	566,234	503,949
LB UBS Westfield Trust Series 2001-WM Class X, 0.5408% 7/14/16 (c)(e)(f)	28,440,439	936,168
LTC Commercial Mortgage pass thru certificates Series 1998-1:
Class D, 6.96% 5/28/30 (c)	600,000	623,344
Class E, 7.792% 5/28/30 (c)	2,820,000	2,871,493
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (c)(e)	1,393,000	999,532
Class M, 5.45% 5/28/40 (c)(e)	1,533,000	932,076
Meristar Commercial Mortgage Trust Series 1999-C1 Class X, 0.2154% 3/3/16 (c)(f)	45,885,000	392,996
Merrill Lynch Mortgage Trust:
Series 02-MW1 Class J, 5.695% 7/12/34 (c)	700,000	686,921
Series 2002-MW1 Class H, 5.695% 7/12/34 (c)	1,975,000	1,926,319
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1:
Class F, 9.422% 10/15/13	645,000	632,024
Class G, 12.349% 10/15/13	465,000	455,972
Class X, 7.8534% 1/15/18 (e)(f)	998,504	457,812
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Mezz Capital Commercial Mortgage Trust: - continued
Series 2004-C2:
Class D, 7.347% 10/15/40 (d)	$ 1,074,000	$ 1,052,463
Class E, 8.309% 10/15/40 (d)	441,000	432,154
Class F, 10.223% 10/15/40 (d)	772,000	756,543
Class G, 12.933% 10/15/40 (d)	497,000	474,496
Morgan Stanley Capital I, Inc.:
Series 1995-GAL1 Class E, 8.25% 8/15/27 (c)	4,214,352	4,319,382
Series 1997-HF1 Class G, 6.86% 7/15/29 (c)	2,010,000	2,087,662
Series 1997-RR Class G1, 7.7072% 4/30/39 (c)(e)	5,350,864	1,070,173
Series 1997-WF1 Class F, 6.83% 7/15/29 (c)	1,520,000	1,646,231
Series 1998-HF1 Class F, 7.18% 3/15/30 (c)	7,000,000	7,628,086
Series 1998-HF2:
Class F, 6.01% 11/15/30 (c)	5,935,000	6,219,209
Class G, 6.01% 11/15/30 (c)	8,985,745	9,363,862
Mortgage Capital Funding, Inc. Series 1997-MC2 Class F, 7.214% 11/20/27 (c)	9,381,364	10,029,853
Nationslink Funding Corp.:
Series 1998-2:
Class E, 7.105% 8/20/30	2,000,000	2,188,198
Class F, 7.105% 8/20/30 (c)	6,500,000	7,106,539
Class G, 5% 8/20/30 (c)	1,315,000	1,036,325
Series 1999-1 Class H, 6% 1/20/31 (c)	1,340,000	1,235,666
Nomura Asset Securities Corp.:
Series 1998-D6 Class B1, 6% 3/15/30 (c)	8,453,000	8,732,868
weighted average coupon Series 1994-MD1 Class B2, 10.8047% 3/15/18 (b)(c)(e)	1,807,421	1,445,937
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML Class M, 7.9% 11/15/26 (c)	5,862,000	6,788,929
Prudential Securities Secured Financing Corp.:
Series 1998-C1 Class F, 6.9314% 2/15/13 (c)(e)	3,765,000	4,236,557
Series 1999-NRF1 Class F, 6.074% 11/1/31 (c)	4,130,000	4,263,057
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 0% 1/15/19 (c)(e)	1,450,000	544,735

	Principal Amount	Value (Note 1)
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 1999-C1 Class H, 7% 5/18/32 (c)(e)	$ 2,500,000	$ 2,746,559
Series 2000-NL1 Class H, 6.8139% 10/15/30 (c)(e)	2,900,000	3,019,497
Series 2000-C3 Class X, 1.4187% 12/18/33 (c)(e)(f)	31,970,923	1,973,786
Trizechahn Office Properties Trust Series 2001-TZHA Class E4, 7.604% 5/15/16 (c)	500,000	559,172
Washington Mutual Multi-family Mortgage LLC Series 2001-1 Class B4, 7.2017% 10/18/31 (c)(e)	1,600,000	1,613,821
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $241,826,613)		276,182,999
Common Stocks - 0.5%
	Shares
Banks and Thrifts - 0.0%
CS First Boston Mortgage Securities Corp. warrants 11/30/04 (a)	6,236,357	62
Healthcare - 0.0%
Fountain View, Inc. (g)	869	14,564
Homebuilding/Real Estate - 0.5%
Bimini Mortgage Management, Inc.	53,800	859,724
New Century Financial Corp.	16,300	1,031,138
Newcastle Investment Holdings Corp. (c)	25,000	187,500
		2,078,362
TOTAL COMMON STOCKS (Cost $1,788,009)		2,092,988
Preferred Stocks - 5.7%

Convertible Preferred Stocks - 1.1%
Homebuilding/Real Estate - 1.1%
Equity Office Properties Trust Series B, 5.25%	44,300	2,263,730
Glenborough Realty Trust, Inc. Series A, 7.75%	80,639	2,040,167
		4,303,897
Nonconvertible Preferred Stocks - 4.6%
Automotive - 0.2%
Capital Automotive 6.75%	44,000	1,073,600
Homebuilding/Real Estate - 4.2%
Accredited Mortgage Loan Trust Series A, 9.75%	15,000	384,000
American Home Mortgage Investment Corp. Series A, 9.375%	65,000	1,737,450
Annaly Mortgage Management, Inc. Series A, 7.875%	65,000	1,605,500
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
Homebuilding/Real Estate - continued
Apartment Investment & Management Co.:
Series G, 9.375%	16,500	$ 446,325
Series Q, 10.10%	13,300	358,036
Series R, 10.00%	10,500	281,715
Series T, 8.00%	103,000	2,616,200
Series U, 7.75%	16,000	397,120
Impac Mortgage Holdings, Inc. Series C, 9.125%	50,000	1,232,500
Mid-America Apartment Communities, Inc. Series H, 8.30%	103,000	2,719,200
PS Business Parks, Inc.:
(depositary shares) 7.60%	44,000	1,137,400
(depositary shares) Series F, 8.75%	39,000	1,053,000
RAIT Investment Trust:
Series A, 7.75%	39,200	969,808
Series B, 8.375%	35,875	895,081
Taubman Centers, Inc. Series G, 8.00%	40,000	1,016,000
		16,849,335
Hotels - 0.2%
Innkeepers USA Trust Series C, 8.00%	35,000	896,700
TOTAL NONCONVERTIBLE PREFERRED STOCKS		18,819,635
TOTAL PREFERRED STOCKS (Cost $21,595,728)		23,123,532
Floating Rate Loans - 1.6%
	Principal Amount
Homebuilding/Real Estate - 0.5%
General Growth Properties, Inc. Tranche B, term loan 4.35% 11/12/08 (e)	$ 2,300,000	2,305,750
Hotels - 1.1%
Wyndham International, Inc. term loan 6.875% 6/30/06 (e)	4,376,973	4,393,386
TOTAL FLOATING RATE LOANS (Cost $6,615,535)		6,699,136
Preferred Securities - 1.3%

Homebuilding/Real Estate - 1.3%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 19.2614% 12/28/35 (c)(e)	1,500,000	1,476,646
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 15.4303% 6/28/38 (c)(e)	2,730,000	2,834,196
Crest G-Star Ltd. Series 2001-2A Class PS, 30.6609% 2/25/32 (c)(e)	1,100,000	850,167
TOTAL PREFERRED SECURITIES (Cost $5,230,427)		5,161,009
Cash Equivalents - 5.8%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.9%, dated 11/30/04 due 12/1/04) (Cost $23,462,000)	$ 23,463,236	$ 23,462,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $368,928,539)	406,546,273
NET OTHER ASSETS - (0.1)%	(578,023)
NET ASSETS - 100%	$ 405,968,250
Legend
(a) Non-income producing
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $287,403,035 or 70.8% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,564 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fountain View, Inc.	8/19/03	$ 9
Income Tax Information
The fund hereby designates approximately $12,467,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

November 30, 2004

Assets
Investment in securities, at value (including repurchase agreements of $23,462,000) (cost $368,928,539) - See accompanying schedule		$ 406,546,273
Cash		431,275
Foreign currency held at value (cost $35,898)		47,215
Receivable for investments sold		299,153
Dividends receivable		102,076
Interest receivable		2,230,485
Prepaid expenses		1,464
Other affiliated receivables		4,707
Total assets		409,662,648

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,222,125
Distributions payable	150,729
Accrued management fee	240,058
Other affiliated payables	19,302
Other payables and accrued expenses	62,184
Total liabilities		3,694,398

Net Assets		$ 405,968,250
Net Assets consist of:
Paid in capital		$ 345,973,425
Undistributed net investment income		10,459,223
Accumulated undistributed net realized gain (loss) on investments		11,906,551
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		37,629,051
Net Assets, for 35,520,786 shares outstanding		$ 405,968,250
Net Asset Value, offering price and redemption price per share ($405,968,250 ÷ 35,520,786 shares)		$ 11.43

Statement of Operations

Year ended November 30, 2004

Investment Income
Dividends		$ 2,350,941
Interest		29,427,735
Total income		31,778,676

Expenses
Management fee	$ 2,413,393
Transfer agent fees	50,476
Accounting fees and expenses	143,357
Non-interested trustees' compensation	1,992
Custodian fees and expenses	20,085
Audit	82,837
Miscellaneous	8,502
Total expenses before reductions	2,720,642
Expense reductions	(13,915)	2,706,727
Net investment income		29,071,949
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		8,442,245
Change in net unrealized appreciation (depreciation) on: Investment securities	18,571,144
Assets and liabilities in foreign currencies	4,050
Total change in net unrealized appreciation (depreciation)		18,575,194
Net gain (loss)		27,017,439
Net increase (decrease) in net assets resulting from operations		$ 56,089,388

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2004	Year ended November 30, 2003 A
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 29,071,949	$ 30,483,187
Net realized gain (loss)	8,442,245	12,637,952
Change in net unrealized appreciation (depreciation)	18,575,194	4,911,027
Net increase (decrease) in net assets resulting from operations	56,089,388	48,032,166
Distributions to shareholders from net investment income	(25,688,714)	(28,731,649)
Distributions to shareholders from net realized gain	(14,011,629)	(2,636,297)
Total distributions	(39,700,343)	(31,367,946)
Share transactions Proceeds from sales of shares	98,318,612	47,564,600
Reinvestment of distributions	36,311,287	27,182,054
Cost of shares redeemed	(53,466,293)	(185,360,000)
Net increase (decrease) in net assets resulting from share transactions	81,163,606	(110,613,346)
Total increase (decrease) in net assets	97,552,651	(93,949,126)

Net Assets
Beginning of period	308,415,599	402,364,725
End of period (including undistributed net investment income of $10,459,223 and undistributed net investment income of $9,416,336, respectively)	$ 405,968,250	$ 308,415,599
Other Information Shares
Sold	8,837,358	4,392,412
Issued in reinvestment of distributions	3,387,586	2,541,844
Redeemed	(4,849,707)	(17,203,491)
Net increase (decrease)	7,375,237	(10,269,235)

A Certain amounts have been reclassified. See Note 1 of Notes to Financial Statements.

Financial Highlights

Years ended November 30,	2004	2003 E	2002 E	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.47	$ 10.05	$ 9.59	$ 9.35
Income from Investment Operations
Net investment income B	.947	.885	.937 D	.778	.907
Net realized and unrealized gain (loss)	.881	.503	.409 D	.585	.297
Total from investment operations	1.828	1.388	1.346	1.363	1.204
Distributions from net investment income	(.848)	(.828)	(.926)	(.903)	(.964)
Distributions from net realized gain	(.510)	(.070)	-	-	-
Total distributions	(1.358)	(.898)	(.926)	(.903)	(.964)
Net asset value, end of period	$ 11.43	$ 10.96	$ 10.47	$ 10.05	$ 9.59
Total Return A	18.26%	13.81%	14.05%	14.69%	13.58%
Ratios to Average Net Assets C
Expenses before expense reductions	.82%	.83%	.84%	.83%	.89%
Expenses net of voluntary waivers, if any	.82%	.83%	.84%	.83%	.89%
Expenses net of all reductions	.81%	.81%	.83%	.81%	.86%
Net investment income	8.75%	8.25%	9.17%D	7.79%	9.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 405,968	$ 308,416	$ 402,365	$ 314,308	$ 205,706
Portfolio turnover rate	27%	27%	32%	38%	53%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

E As the result of a correction made in the calculation of accretion of discount for certain securities, an accounting policy first adopted in the year ended November 30, 2002, amounts previously reported for that year have been reclassified. This correction had no material effect on the results of operations for the year ended November 30, 2003. The impact for 2002 is a decrease in net investment income per share of $.055 and a corresponding increase in net realized and unrealized gain. The ratio of net investment income to average net assets decreased from previously reported 9.70% to 9.17%. The reclassification has no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2004

1. Significant Accounting Policies.

Fidelity Real Estate High Income Fund (the fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The fund follows the provisions of Emerging Issues Task Force Issue No. 99-20 (EITF 99-20), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" for certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities). Under EITF 99-20, if there is a change in the estimated cash flows for any of these securities, based on an evaluation of current information, then the estimated yield is adjusted on a prospective basis over the remaining life of the security. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Reclassification of Financial Information. As a result of a correction made in the calculation of accretion of discount for certain securities, an accounting policy first adopted in the year ended November 30, 2002, amounts previously reported for that year have been reclassified. This correction had no material effect on the results of operations for the year ended November 30, 2003. The impact for 2002 is a decrease in net investment income per share of $.055 and a corresponding increase in net realized and unrealized gain. The ratio of net investment income to average net assets decreased from previously reported 9.70% to 9.17%. The effect of this correction resulted in a $3,649,328 decrease to the cost of securities held and a corresponding increase to net unrealized appreciation (depreciation) on investment securities and liabilities in foreign currencies as of May 31, 2004. The reclassification has no impact on total net assets or total return of the fund.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds, market discount and passive foreign investment companies (PFIC).

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 55,105,459
Unrealized depreciation	(7,519,449)
Net unrealized appreciation (depreciation)	47,586,010
Undistributed ordinary income	8,144,489
Undistributed long-term capital gain	6,377,187

Cost for federal income tax purposes	$ 358,960,263

The tax character of distributions paid was as follows:

	November 30, 2004	November 30, 2003
Ordinary Income	$ 27,608,702	$ 28,915,266
Long-term Capital Gains	12,091,641	2,452,680
Total	$ 39,700,343	$ 31,367,946

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Annual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $145,254,599 and $88,516,679, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .73% of the fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .02% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,995 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)
Lender	$ 6,549,500	1.91%	$ 1,389

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $363 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $12,506 and $1,046, respectively.

7. Other Information.

At the end of the period, three otherwise unaffiliated shareholders were the owners of record of 56% of the total outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series IV and the Shareholders of Fidelity Real Estate High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Real Estate High Income Fund (a fund of Fidelity Advisor Series IV) at November 30, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Real Estate High Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 21, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 223 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity (collect) at 1-617-563-6414.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Real Estate High Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series IV. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Philip L. Bullen (45)

Year of Election or Appointment: 2001

Vice President of Real Estate High Income. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Bart A. Grenier (45)

Year of Election or Appointment: 2002

Vice President of Real Estate High Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Stephen B. Rosen (40)

Year of Election or Appointment: 2000

Vice President of Real Estate High Income. Mr. Rosen also serves as Vice President of FMR (2004) and FMR Co., Inc. (2004). Prior to assuming his current responsibilities, Mr. Rosen served as a manager and analyst.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Real Estate High Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), of Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of Real Estate High Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Real Estate High Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Real Estate High Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Real Estate High Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Real Estate High Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Real Estate High Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1995 Assistant Treasurer of Real Estate High Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Real Estate High Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Real Estate High Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Real Estate High Income. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 2000

Assistant Treasurer of Real Estate High Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Real Estate High Income Fund voted to pay on December 20, 2004, to shareholders of record at the opening of business on December 17, 2004, a distribution of $.18 per share derived from capital gains realized from sales of portfolio securities.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	206,666,373.60	40.117
Against	298,691,076.29	57.981
Abstain	7,941,422.59	1.541
Broker Non-Votes	1,857,160.50	.361
TOTAL	515,156,032.98	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	502,694,896.07	97.581
Withheld	12,461,136.91	2.419
TOTAL	515,156,032.98	100.000
Ralph F. Cox
Affirmative	501,435,120.14	97.337
Withheld	13,720,912.84	2.663
TOTAL	515,156,032.98	100.000
Laura B. Cronin
Affirmative	502,570,520.61	97.557
Withheld	12,585,512.37	2.443
TOTAL	515,156,032.98	100.000
Dennis J. Dirks B
Affirmative	502,092,523.26	97.464
Withheld	13,063,509.72	2.536
TOTAL	515,156,032.98	100.000
Robert M. Gates
Affirmative	502,260,707.39	97.497
Withheld	12,895,325.59	2.503
TOTAL	515,156,032.98	100.000
George H. Heilmeier
Affirmative	502,868,715.45	97.615
Withheld	12,287,317.53	2.385
TOTAL	515,156,032.98	100.000
Abigail P. Johnson
Affirmative	450,320,459.00	87.414
Withheld	64,835,573.98	12.586
TOTAL	515,156,032.98	100.000
Edward C. Johnson 3d
Affirmative	501,155,314.08	97.282
Withheld	14,000,718.90	2.718
TOTAL	515,156,032.98	100.000
	# of Votes	% of Votes
Donald J. Kirk
Affirmative	502,620,071.38	97.567
Withheld	12,535,961.60	2.433
TOTAL	515,156,032.98	100.000
Marie L. Knowles
Affirmative	501,975,114.23	97.441
Withheld	13,180,918.75	2.559
TOTAL	515,156,032.98	100.000
Ned C. Lautenbach
Affirmative	502,278,494.15	97.500
Withheld	12,877,538.83	2.500
TOTAL	515,156,032.98	100.000
Marvin L. Mann
Affirmative	501,205,189.30	97.292
Withheld	13,950,843.68	2.708
TOTAL	515,156,032.98	100.000
William O. McCoy
Affirmative	502,677,110.27	97.578
Withheld	12,478,922.71	2.422
TOTAL	515,156,032.98	100.000
Robert L. Reynolds
Affirmative	502,799,441.43	97.601
Withheld	12,356,591.55	2.399
TOTAL	515,156,032.98	100.000
Cornelia M. Small B
Affirmative	502,384,705.99	97.521
Withheld	12,771,326.99	2.479
TOTAL	515,156,032.98	100.000
William S. Stavropoulos
Affirmative	502,331,315.75	97.511
Withheld	12,824,717.23	2.489
TOTAL	515,156,032.98	100.000
A Denotes trust-wide proposals and voting results. B Effective January 1, 2005.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

REHI-UANN-0105
1.786712.101

Item 2. Code of Ethics

As of the end of the period, November 30, 2004, Fidelity Advisor Series IV: Fidelity Real Estate High Income Fund has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of Fidelity Advisor Series IV: Fidelity Real Estate High Income Fund has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for funds of Fidelity Advisor Series IV (the trust): Fidelity Institutional Short-Intermediate Government Fund and Fidelity Real Estate High Income Fund (the funds), and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Fidelity Institutional Short-Intermediate Government Fund	$38,000	$44,000
Fidelity Real Estate High Income Fund	$80,000	$73,000
All funds in the Fidelity Group of Funds audited by PwC	$10,600,000	$10,500,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended November 30, 2004 and November 30, 2003 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A	2003A,B
Fidelity Institutional Short-Intermediate Government Fund	$0	$0
Fidelity Real Estate High Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004A	2003A,B
PwC	$0	$50,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2004A	2003A,B
Fidelity Institutional Short-Intermediate Government Fund	$2,400	$2,200
Fidelity Real Estate High Income Fund	$2,400	$2,200
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2004A	2003A,B
Fidelity Institutional Short-Intermediate Government Fund	$1,700	$1,800
Fidelity Real Estate High Income Fund	$1,500	$1,600
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A,B
PwC	$540,000	$140,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to PwC for the fiscal year ended November 30, 2004, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2004
Fidelity Institutional Short-Intermediate Government Fund	0%
Fidelity Real Estate High Income Fund	0%

(g) For the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate fees billed by PwC of $2,700,000A and $1,850,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A	2003A,B
Covered Services	$550,000	$200,000
Non-Covered Services	$2,150,000	$1,650,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to Fidelity Advisor Series IV: Fidelity Real Estate High Income Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that Fidelity Advisor Series IV: Fidelity Real Estate High Income Fund's (the fund) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 27, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	January 27, 2005